Loans and Leases (Details Textual)							1 Months Ended						12 Months Ended
	Oct. 09, 2017 USD ($) shares	May 07, 2016 USD ($)	Feb. 04, 2015 USD ($)	Feb. 04, 2015 EUR (€)	Dec. 13, 2005 USD ($)	Dec. 13, 2005 EUR (€)	Dec. 29, 2017 USD ($) shares	Oct. 25, 2017 USD ($) shares	Aug. 29, 2017 USD ($)	Aug. 21, 2017 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2017 EUR (€) shares	Aug. 29, 2017 EUR (€)	May 07, 2016 EUR (€)	Feb. 04, 2015 EUR (€)	Dec. 13, 2005 EUR (€)
Financial Liabilities (Textual)
Loans and leases payable					$ 562,401
Credit outstanding balance					186,936
Purchase of warrants | shares													85,000		85,000
Restricted common stock, value	$ 119,746						$ 53,214	$ 11,886
Restricted common stock, shares | shares	142,919						77,008	11,886					12,500
Interest expense													$ 113,967	$ 13,738
Manufacturing [Member]
Financial Liabilities (Textual)
Lease payable					$ 3,425,880														€ 2,860,000
Leasing equipment, term					With 15 year term.	With 15 year term.
KBC Accounts Receivable Factoring Facility [Member]
Financial Liabilities (Textual)
Accounts receivable discounting agreement, description													Medi-Line has an accounts receivable discounting agreement with KBC Commercial Finance for up to 85% of Medi-Line's customer accounts receivables. The fee for the advances on receivables is the 2-month LIBOR plus 1.5% on annual basis.
0.72 Secured Line Of Credit [Member]
Financial Liabilities (Textual)
Credit limit													$ 89,840		€ 75,000
Biotech Coaching S.A. [Member]
Financial Liabilities (Textual)
Principal amount			$ 131,765															€ 110,000
Lease payable													21,502
Sale and lease			$ 131,765	€ 110,000
Monthly lease payments											$ 3,824	€ 3,192
Leasing equipment, term											The Company commenced leasing the equipment with a 36-month term.	The Company commenced leasing the equipment with a 36-month term.
KBC Vendor Lease [Member]
Financial Liabilities (Textual)
Lease payable													$ 749,337
Leasing equipment, term					The Company has the right to purchase the building at the end of the lease term for three percent (3%) of the original lease amount.	The Company has the right to purchase the building at the end of the lease term for three percent (3%) of the original lease amount.
Quarterly lease payments					$ 46,730	€ 39,011
Common Stock [Member]
Financial Liabilities (Textual)
Purchase of warrants | shares													593,598		593,598
Restricted common stock, shares | shares	150,000
Securities Purchase Agreement (the "SPA") with Leonite Capital, LLC [Member]
Financial Liabilities (Textual)
Principal amount										$ 1,120,000
BB&T Financial [Member]
Financial Liabilities (Textual)
Credit outstanding balance													$ 13,313
Credit limit													$ 60,000
Current APR percentage													25.40%
Comerica Bank [Member]
Financial Liabilities (Textual)
Credit outstanding balance													$ 9,860
Credit limit													$ 11,000
Current APR percentage													0.00%
12.00% Senior Convertible Secured Note [Member]
Financial Liabilities (Textual)
Interest rate										12.00%
Total note discount										$ 274,266
Discount issue										$ 120,000
Maturity date, term										24 months
Restricted common stock, value										$ 100,000
Fair value of the warrants issued										54,266
Interest expense										274,266
Original discount										$ 274,266
Loans and lease payable, current portion													$ 373,333
Loan and lease payable, long-term													746,667
Original discount, current portion													137,136
Original discount, non current portion													$ 91,419
Debt instrument, description										Reclassified with a limitation of owning a maximum of 4.99% of outstanding common stock of the Company at time of conversion. The conversion price shall be, at the option of Leonite Capital, LLC, $1.75, subject to a one-time re-pricing 275 days after the closing, or (ii) 80% multiplied by the price per share paid by the investors in a subsequent Equity Financing.
1.27% Secured Bank Loan [Member]
Financial Liabilities (Textual)
Interest rate									1.00%							1.00%
Principal amount									$ 2,036,362							€ 1,700,000
Loans and leases payable									1,662,505
Credit outstanding balance									$ 281,013
Maturity date, term													7 years
1.27% Secured Bank Loan [Member]
Financial Liabilities (Textual)
Interest rate									1.27%							1.27%
Principal amount									$ 329,412							€ 275,000
Loans and leases payable									268,935
Credit outstanding balance									$ 45,458
Maturity date, term									7 years
0.72% Secured Bank Loan [Member]
Financial Liabilities (Textual)
Interest rate		0.72%															0.72%
Principal amount		$ 68,781															€ 57,420
Note payable		26,028
Credit outstanding balance		$ 17,195											$ 49,018
Maturity date, term		48 months
Loan Subsidy [Member]
Financial Liabilities (Textual)
Loans and leases payable													5,987
Long-term debt													$ 173,613
Payment terms, description													Of the total amount awarded, $179,600 ( 149,934 EUR) is categorized as loan with repayment amounts ranging from $5,986 and $23,947 annually from 2018 through 2032.
Loan subsidy through public service													$ 598,665		€ 499,779
Capitalized Equipment lease [Member]
Financial Liabilities (Textual)
Purchase equipment, lease term residual value													$ 1,298		€ 1,318